LEASES (Tables)	12 Months Ended
Sep. 30, 2025
LEASES
Schedule of operating leases

	September 30,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets, net	321	3,675
Lease liabilities - current	63	303
Lease liabilities - non-current	65	2,341
Total operating lease liabilities	128	2,644

Summary of components of lease expenses

	Year ended
	September 30,
	2024	2025
	RMB	RMB
Lease cost
Amortization of right-of-use assets	113	749
Interest of operating lease liabilities	6	125
Total lease cost	119	874

Year ending
September 30,
2025
RMB
Operating lease cost	874
Short-term lease cost	91
Total	965

Schedule of weighted average leases

	Year ended
	September 30,
	2024	2025
Weighted-average remaining lease term (years)	1.5	7.6
Weighted-average discount rate (% per annum)	4.2%	3.9%

Schedule of maturities of operating lease liabilities

Year ended September 30,	RMB
2026	406
2027	389
2028	389
2029	389
2030	389
Thereafter	1,166
Total undiscounted future minimum lease payments	3,128
Less: Amounts representing interest	484
Total present value of operating lease liabilities	2,644